Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	(2.15%)	1.26%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.64%	4.71%	5.83%
J.P. Morgan Global (ex-U.S.) Government Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.91%	(6.24%)	(0.75%)
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	10.36%	(0.82%)	2.60%
Federated Hermes International Bond Strategy Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		11.19%	(0.48%)	2.90%
Federated Hermes International Bond Strategy Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.92%	(1.97%)	1.41%
Federated Hermes International Bond Strategy Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.62%	(1.00%)	1.58%

[1]	The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from 28 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	The Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg US Universal Bond Index and is generally at least 80% noninvestment grade.
[3]	The J.P. Morgan Global (ex-U.S.) Government Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[4]	The Blended Index is comprised of 50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index/50% J.P. Morgan Global (ex-U.S.) Government Bond Index.